NF_03.31 Fidelity Advisor Freedom Funds-Class TX combo PRO-01 | Fidelity Advisor Freedom® 2025 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom® 2025 Fund/T
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares in a single transaction. More information about this discount is available from your investment professional and in the Fund Distribution section beginning on page 80 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor Freedom® 2025 Fund}	NF_03.31 Fidelity Advisor Freedom Funds-Class TX combo PRO-01 Fidelity Advisor Freedom® 2025 Fund Class T
Maximum sales charge (load) on purchases (as a % of offering price)	2.50%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor Freedom® 2025 Fund}	NF_03.31 Fidelity Advisor Freedom Funds-Class TX combo PRO-01 Fidelity Advisor Freedom® 2025 Fund Class T
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Acquired fund fees and expenses	0.69%	[2]
Total annual operating expenses	0.94%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Advisor Freedom® 2025 Fund}	NF_03.31 Fidelity Advisor Freedom Funds-Class TX combo PRO-01 Fidelity Advisor Freedom® 2025 Fund Class T USD ($)
1 year	$ 344
3 years	542
5 years	757
10 years	$ 1,376

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025)).
  As of March 31, 2016 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:
Domestic Equity Funds*	47.0
International Equity Funds*	20.1
Bond Funds*	29.2
Short-Term Funds*	3.7

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

The Board of Trustees of the Freedom Funds has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that Freedom Fund shareholders pay, relative to the funds’ expenses as of March 31, 2016, and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated. A meeting of shareholders of each Freedom Fund held on October 28, 2016, to vote on this proposal was adjourned to a later date to provide additional time for shareholders to vote. Shareholders of record on August 29, 2016, are entitled to vote at the adjourned meeting.

The proxy statement contains important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement is available on the Securities and Exchange Commission's web site (www.sec.gov).

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class A shares from year to year and compares the performance of Class A shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class T after Class T has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.38%	June 30, 2009
Lowest Quarter Return	-19.73%	December 31, 2008

Average Annual Returns*

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

* The returns shown above are for Class A, which is not offered through this prospectus. Class T would have substantially similar annual returns to Class A because the classes are invested in the same portfolio of securities. Class T's returns would differ from Class A's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Advisor Freedom® 2025 Fund} - NF_03.31 Fidelity Advisor Freedom Funds-Class TX combo PRO-01 - Fidelity Advisor Freedom® 2025 Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Freedom 2025 Fund-Class A | Return Before Taxes	0.92%	6.54%	3.47%
Fidelity Advisor Freedom 2025 Fund-Class A | After Taxes on Distributions	(0.26%)	5.14%	2.34%
Fidelity Advisor Freedom 2025 Fund-Class A | After Taxes on Distributions and Sales	1.22%	4.84%	2.46%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Freedom 2025 Composite Index℠(reflects no deduction for fees or expenses)	7.58%	9.01%	5.22%